Schedule of investments
Optimum Small-Mid Cap Value Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.25%
Communication Services — 4.97%
AMC Networks Class A †	30,800	$ 578,732
Fox Class A	51,300	1,522,071
John Wiley & Sons Class A	31,295	993,303
Nexstar Media Group	101,956	15,981,603
Playtika Holding †	189,100	1,648,952
Shutterstock	32,900	1,588,412
TEGNA	69,900	1,069,470
Ziff Davis †	135,458	9,101,423
		32,483,966
Consumer Discretionary — 11.88%
Aaron's	45,700	497,216
Academy Sports & Outdoors	26,041	1,718,706
American Axle & Manufacturing Holdings †	93,200	821,092
Bloomin' Brands	74,100	2,085,915
BorgWarner	41,200	1,477,020
Brunswick	21,300	2,060,775
Capri Holdings †	25,588	1,285,541
Dick's Sporting Goods	17,900	2,630,405
Foot Locker	31,200	971,880
Goodyear Tire & Rubber †	70,000	1,002,400
Guess?	47,500	1,095,350
H&R Block	40,400	1,954,148
Harley-Davidson	43,800	1,613,592
Haverty Furniture	43,900	1,558,450
Helen of Troy †	25,468	3,076,789
Jack in the Box	15,291	1,248,205
Kohl's	47,900	1,373,772
Lear	8,300	1,172,043
Lithia Motors	35,760	11,775,053
Macy's	73,400	1,476,808
Malibu Boats Class A †	19,500	1,068,990
Mohawk Industries †	13,600	1,407,600
Nordstrom	28,400	523,980
ODP †	29,100	1,638,330
Penske Automotive Group	19,800	3,178,098
Perdoceo Education	52,600	923,656
Phinia	12,800	387,712
Polaris	11,800	1,118,286
PulteGroup	47,700	4,923,594
PVH	23,100	2,820,972
Sally Beauty Holdings †	65,000	863,200
Shoe Carnival	400	12,084
Smith & Wesson Brands	67,800	919,368
Tapestry	37,600	1,384,056
Thor Industries	9,700	1,147,025
Toll Brothers	49,500	5,088,105
Travel + Leisure	12,500	488,625
Victoria's Secret & Co. †	158,008	4,193,532
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Whirlpool	21,600	$ 2,630,232
Winnebago Industries	28,300	2,062,504
		77,675,109
Consumer Staples — 5.51%
Albertsons Class A	103,000	2,369,000
Bunge Global	15,200	1,534,440
Conagra Brands	48,100	1,378,546
Herbalife †	35,500	541,730
Ingles Markets Class A	12,677	1,094,912
Ingredion	30,700	3,331,871
Molson Coors Beverage Class B	82,900	5,074,309
Spectrum Brands Holdings	136,928	10,922,747
Sprouts Farmers Market †	78,800	3,791,068
US Foods Holding †	132,127	5,999,887
		36,038,510
Energy — 6.70%
APA	51,700	1,854,996
California Resources	36,800	2,012,224
Civitas Resources	14,500	991,510
CNX Resources †	101,800	2,036,000
DT Midstream	202,451	11,094,315
Helmerich & Payne	37,700	1,365,494
HF Sinclair	68,100	3,784,317
Magnolia Oil & Gas Class A	240,114	5,112,027
Marathon Oil	139,800	3,377,568
PBF Energy Class A	34,000	1,494,640
Scorpio Tankers	20,200	1,228,160
TechnipFMC	412,885	8,315,504
Vitesse Energy	9,109	199,396
World Kinect	39,900	908,922
		43,775,073
Financials — 19.63%
Affiliated Managers Group	9,500	1,438,490
Ally Financial	70,700	2,468,844
American Financial Group	8,600	1,022,454
Annaly Capital Management	52,450	1,015,957
Apollo Commercial Real Estate Finance	77,600	911,024
Ares Capital	85,300	1,708,559
Associated Banc-Corp	121,500	2,598,885
Banco Latinoamericano de Comercio Exterior Class E	59,900	1,481,926
Berkshire Hills Bancorp	36,700	911,261
BGC Group Class A	1,259,620	9,094,456
Blue Owl Capital	77,200	1,139,472
Carlyle Secured Lending	64,600	966,416
Cathay General Bancorp	30,000	1,337,100
Citizens Financial Group	37,300	1,236,122
NQ- OPTSV [1223] 0224 (3376065)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
CNA Financial	40,395	$ 1,709,112
CNO Financial Group	144,200	4,023,180
Columbia Banking System	298,512	7,964,300
Comerica	46,200	2,578,422
Customers Bancorp †	30,400	1,751,648
Employers Holdings	25,290	996,426
Equitable Holdings	33,100	1,102,230
Essent Group	26,800	1,413,432
Euronet Worldwide †	47,594	4,830,315
Everest Group	4,800	1,697,184
Fidelity National Financial	51,500	2,627,530
Fifth Third Bancorp	57,600	1,986,624
First American Financial	19,540	1,259,158
First BanCorp	66,100	1,087,345
First Busey	74,400	1,846,608
First Merchants	172,499	6,396,263
FleetCor Technologies †	5,600	1,582,616
FS KKR Capital	57,750	1,153,267
Hancock Whitney	24,300	1,180,737
Hanmi Financial	56,800	1,101,920
HomeStreet	22,099	227,620
Hope Bancorp	122,400	1,478,592
Lincoln National	33,300	898,101
MGIC Investment	107,200	2,067,888
NCR Atleos †	18,600	451,794
New Mountain Finance	95,300	1,212,216
Oaktree Specialty Lending	1,431	29,221
OFG Bancorp	70,900	2,657,332
Old Republic International	40,800	1,199,520
OneMain Holdings	24,900	1,225,080
Pacific Premier Bancorp	228,896	6,663,163
Popular	18,700	1,534,709
PROG Holdings †	39,600	1,224,036
Radian Group	69,500	1,984,225
Regions Financial	135,500	2,625,990
Reinsurance Group of America	13,600	2,200,208
Rithm Capital	131,300	1,402,284
Starwood Property Trust	485,118	10,197,180
Synchrony Financial	59,000	2,253,210
Synovus Financial	32,900	1,238,685
Universal Insurance Holdings	11,600	185,368
Unum Group	75,700	3,423,154
Veritex Holdings	51,700	1,203,059
Victory Capital Holdings Class A	39,300	1,353,492
Western Union	66,100	787,912
Zions Bancorp	67,700	2,969,999
		128,313,321
Healthcare — 5.34%
DaVita †	16,400	1,718,064
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Enovis †	108,455	$ 6,075,649
Globus Medical Class A †	71,381	3,803,894
Ironwood Pharmaceuticals †	167,200	1,912,768
Jazz Pharmaceuticals †	35,100	4,317,300
LivaNova †	83,141	4,301,715
Quest Diagnostics	8,800	1,213,344
QuidelOrtho †	37,430	2,758,591
Select Medical Holdings	42,000	987,000
United Therapeutics †	11,800	2,594,702
Universal Health Services Class B	22,600	3,445,144
Viatris	165,100	1,788,033
		34,916,204
Industrials — 20.36%
ACCO Brands	146,000	887,680
Acuity Brands	13,900	2,847,137
AGCO	42,100	5,111,361
Alaska Air Group †	26,700	1,043,169
Allison Transmission Holdings	55,500	3,227,325
Apogee Enterprises	36,200	1,933,442
ArcBest	20,700	2,488,347
Atkore †	37,900	6,064,000
Boise Cascade	21,300	2,755,368
Builders FirstSource †	23,200	3,873,008
BWX Technologies	149,999	11,509,423
CNH Industrial	199,400	2,428,692
CoreCivic †	16,500	239,745
Covenant Logistics Group	59,100	2,720,964
CSG Systems International	21,152	1,125,498
Deluxe	29,800	639,210
Encore Wire	7,300	1,559,280
Ennis	45,800	1,003,478
Esab	103,498	8,964,997
Griffon	2,545	155,118
GXO Logistics †	180,891	11,063,293
Huntington Ingalls Industries	6,200	1,609,768
Kaman	94,836	2,271,322
ManpowerGroup	26,300	2,090,061
Matson	8,800	964,480
Middleby †	21,099	3,105,140
MillerKnoll	86,600	2,310,488
Moog Class A	10,500	1,520,190
OPENLANE †	480,608	7,117,804
Oshkosh	19,000	2,059,790
Owens Corning	35,500	5,262,165
Primoris Services	66,384	2,204,613
Quanex Building Products	54,980	1,680,739
RB Global	49,212	3,291,791
Ryder System	27,700	3,187,162
Snap-on	9,300	2,686,212

2    NQ- OPTSV [1223] 0224 (3376065)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Textron	54,600	$ 4,390,932
Timken	13,900	1,114,085
United Airlines Holdings †	31,900	1,316,194
Verra Mobility †	314,604	7,245,330
Wabash National	45,100	1,155,462
XPO †	55,254	4,839,698
		133,063,961
Information Technology — 7.51%
ACI Worldwide †	186,647	5,711,398
Adeia	42,600	527,814
Amdocs	22,500	1,977,525
Amkor Technology	102,600	3,413,502
Arrow Electronics †	24,580	3,004,905
Cirrus Logic †	15,100	1,256,169
Consensus Cloud Solutions †	71,997	1,887,041
Dropbox Class A †	33,500	987,580
Jabil	32,500	4,140,500
Kimball Electronics †	36,600	986,370
Kyndryl Holdings †	70,088	1,456,428
Methode Electronics	16,700	379,591
NCR Voyix †	37,200	629,052
NetApp	32,700	2,882,832
Sanmina †	53,000	2,722,610
Skyworks Solutions	14,400	1,618,848
TD SYNNEX	13,700	1,474,257
Teledyne Technologies †	9,744	4,348,650
Teradata †	72,415	3,150,777
Verint Systems †	155,998	4,216,626
Vishay Precision Group †	35,910	1,223,454
Xerox Holdings	61,300	1,123,629
		49,119,558
Materials — 8.18%
Arch Resources	6,700	1,111,798
Ashland	50,746	4,278,395
Axalta Coating Systems †	307,056	10,430,692
Berry Global Group	48,200	3,248,198
Chemours	37,600	1,185,904
Eastman Chemical	12,000	1,077,840
FMC	69,440	4,378,192
Greif Class A	22,500	1,475,775
Huntsman	28,100	706,153
Koppers Holdings	37,700	1,930,994
Mosaic	37,000	1,322,010
O-I Glass †	59,800	979,524
Reliance Steel & Aluminum	13,595	3,802,250
Silgan Holdings	328,408	14,860,462
Steel Dynamics	22,700	2,680,870
Tronox Holdings	2,000	28,320
		53,497,377
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 6.80%
American Assets Trust	37,200	$ 837,372
Apple Hospitality REIT	114,600	1,903,506
Armada Hoffler Properties	100,700	1,245,659
Brixmor Property Group	80,400	1,870,908
City Office REIT	137,000	837,070
CTO Realty Growth	46,500	805,845
EPR Properties	45,900	2,223,855
Equity Commonwealth	267,312	5,132,390
Franklin Street Properties	93,612	239,647
Gaming and Leisure Properties	264,235	13,039,997
Global Net Lease	3,700	36,815
Host Hotels & Resorts	140,600	2,737,482
Industrial Logistics Properties Trust	63,789	299,808
Kite Realty Group Trust	63,600	1,453,896
Newmark Group Class A	415,784	4,556,993
Office Properties Income Trust	45,688	334,436
Omega Healthcare Investors	32,700	1,002,582
Piedmont Office Realty Trust Class A	78,300	556,713
Sabra Health Care REIT	164,500	2,347,415
Service Properties Trust	104,300	890,722
Tanger	52,400	1,452,528
Uniti Group	107,160	619,385
		44,425,024
Utilities — 1.37%
National Fuel Gas	44,100	2,212,497
NRG Energy	39,500	2,042,150
UGI	45,200	1,111,920
Vistra	93,700	3,609,324
		8,975,891
Total Common Stocks (cost $554,572,144)		642,283,994

Short-Term Investments — 1.30%
Money Market Mutual Funds — 1.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	2,123,098	2,123,098
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	2,123,098	2,123,098
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,123,098	2,123,098

NQ- OPTSV [1223] 0224 (3376065)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,123,099	$ 2,123,099
Total Short-Term Investments (cost $8,492,393)		8,492,393

Total Value of Securities—99.55% (cost $563,064,537)		650,776,387
Receivables and Other Assets Net of Liabilities—0.45%		2,961,686
Net Assets Applicable to 46,435,710 Shares Outstanding—100.00%		$653,738,073

†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

4    NQ- OPTSV [1223] 0224 (3376065)